Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 30		₨ 28
Finished and traded goods	1,158		1,306
Inventories	₨ 1,188	$ 14	₨ 1,334